Expense Example, No Redemption - McElhenny Sheffield Managed Risk ETF - McElhenny Sheffield Managed Risk ETF Class	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	$ 1,294